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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 6/30/2014

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund		6/30/2014

Principal	Description	Amortized Cost

Govt & Agency Sec
500,000.000	FFCB Var (FED+18)	499,987.41
	Var Due 07/14/14
	31331KQZ6
1,500,000.000	FHLB	1,500,003.86
	0.180% Due 08/05/14
	313383TK7
2,000,000.000	FFCB Var (1ML+1)	1,999,935.89
	Var Due 10/24/14
	31331KJ84
1,000,000.000	FNMA	1,009,653.61
	2.625% Due 11/20/14
	31398AZV7
5,000,000.000	Govt & Agency Sec	5,009,580.77	4.95%

Repurchase Agreement
15,134,317.000	Wells Fargo Repo	15,134,317.00
	0.08% due 7/ 1/14
15,134,317.000	Repurchase Agreement	15,134,317.00	14.94%

Short-Term Invest
39,591,029.380	American MoneyMarket	39,591,029.38
	0.25%
9,503,258.150	American MoneyMarket	9,503,258.15
	0.25%
552.340	American MoneyMarket	552.34
	0.25%
245,000.000	Bank of the West	245,000.00
	03514 - 0.350%
245,000.000	Cent S Bk-St Cent IM	245,000.00
	10903 - 1.000%
245,000.000	Citizens St Bk-Pocah	245,000.00
	26720 - 0.400%
245,000.000	Comm Svgs-Manchester	245,000.00
	14633 - 0.520%
245,000.000	Comm Bank of Oelwein	245,000.00
	34857 - 0.400%
245,000.000	Fidelity Bank-Huxley	245,000.00
	14251 - 0.300%
245,000.000	FNB-Creston	245,000.00
	04444 - 0.400%
245,000.000	Iowa State Bank	245,000.00
	15808 - 0.300%
245,000.000	Nationwide Bk-Columb	245,000.00
	34710 - 0.300%
245,000.000	FNB Creston	245,000.00
	04503 - 0.400% Mthly
245,000.000	Treynor State Bk-IM	245,000.00
	14812 - 0.500%
18,000,000.000	FNB Omaha ICS	18,000,000.00
	0.25%
4,953,170.000	Wells Fargo Svg (SC)	4,953,170.00
	03511 - 0.27%
245,000.000	Bank Atlanta CD (SC)	245,000.00
	32362 0.40% 07/15/14
247,961.350	NXT Bank, IA CD	247,961.35
	16438 0.55% 07/28/15
245,000.000	Bank Baroda, NY CD	245,000.00
	33681 0.30% 08/14/14
245,000.000	PrimeSouth Bk CD(SC)	245,000.00
	05694 0.25% 08/14/14
245,000.000	Investors Bk, NJ CD	245,000.00
	28892 0.30% 08/15/14
245,000.000	Beal Bank, TX CD	245,000.00
	32574 0.30% 08/20/14
245,000.000	Firstbank, PR CD	245,000.00
	30387 0.40% 08/29/14
245,000.000	Meridian Bk CD (SC)	245,000.00
	57777 0.45% 09/27/14
245,000.000	BBCN Bank, CA CD	245,000.00
	26610 0.30% 11/18/14
245,000.000	First Bank, NC CD	245,000.00
	15019 0.30% 11/28/14
247,462.140	Newburyport Bk,MA CD	247,462.14
	90251 0.45% 11/29/14
245,000.000	Wex Bank, UT CD	245,000.00
	34697 0.40% 12/12/14
245,844.510	OneWest Bank CD (SC)	245,844.51
	58978 0.80% 12/26/14
245,000.000	Frontenac Bk CD (SC)	245,000.00
	34986 0.61% 12/27/14
245,000.000	Amer Enter CD (SC)	245,000.00
	57709 0.50% 01/15/15
245,000.000	Merrick Bank CD (SC)	245,000.00
	34519 0.55% 01/15/15
245,000.000	EnerBank CD (SC)	245,000.00
	57293 0.55% 01/22/15
245,000.000	Central Bk IL CD(SC)	245,000.00
	11670 0.40% 02/05/15
250,000.000	Freedom Financial CD	250,000.00
	35031 0.50% 02/07/15
245,000.000	Seaside Nat'l CD(SC)	245,000.00
	58328 0.54% 02/14/15
245,000.000	Solera National Bank	245,000.00
	58534 0.40% 03/07/15
245,000.000	TriState Capital Bank	245,000.00
	58457 0.70% 03/27/15
245,000.000	Bank of Rison CD	245,000.00
	8730 0.75% 06/10/15
245,000.000	Discover Bank, DE CD	245,000.00
	05649 0.40% 06/18/15
245,000.000	Bank of India, NY CD	245,000.00
	33648 0.55% 06/24/15
245,000.000	St Bank of India, CD	245,000.00
	33682 0.50% 06/26/15
81,124,277.870	Short-Term Invest	81,124,277.87	80.11%

101,258,594.870	TOTAL PORTFOLIO	101,268,175.64	100.00%

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF August 29, 2014, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   David W. Miles, President

   August 29, 2014

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, President, Principal Executive Officer

August 29, 2014

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

August 29, 2014